RELATED PARTIES - Successor Narrative (Details) $ / shares in Units, $ in Millions			2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 09, 2021 USD ($) trading_day $ / shares shares	Nov. 08, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Nov. 08, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Common stock, outstanding (in shares) | shares			157,237,435		157,237,435	53,045,510
Sale of stock, number of shares issued (in shares) | shares		115,000,000
Sale of stock, price per share (in usd per share) | $ / shares		$ 10.00		$ 10.00
Affiliated Entity | Founder Advisory Agreement
Related Party Transaction [Line Items]
Fixed annual advisory amount fair value	$ 197.4
Variable annual advisory amount fair value	$ 376.4
Affiliated Entity | Founder Advisory Agreement | EverArc Founder Entity
Related Party Transaction [Line Items]
Average share price threshold (in usd per share) | $ / shares	$ 10.00
Consecutive trading days | trading_day	10
Increase in market value	18.00%
Share price (in usd per share) | $ / shares	$ 10.00
Common stock, outstanding (in shares) | shares	157,137,410
Fixed annual advisory shares (in shares) | shares					2,357,061
Yearly issue percentage	1.50%
Variable annual advisory, average share price (in usd per share) | $ / shares					$ 13.63
Variable annual advisory shares (in shares) | shares					7,525,906
Variable annual advisory fee shares value			$ 102.5		$ 102.5
Fixed annual advisory fee shares value			32.1		$ 32.1
Fixed annual advisory, average share price (in usd per share) | $ / shares					$ 13.63
Percentage received in shares					60.00%
Advisory share amount (in shares) | shares					5,952,992
Percentage received in cash					40.00%
Payment of advisory amount					$ 53.5
Payment price, annual increase, percentage	15.00%
Fixed annual advisory amount fair value	$ 198.0		213.3		213.3
Fixed annual advisory amount fair value, equity component	99.0		99.0		99.0
Fixed annual advisory amount fair value, liability component	99.0		114.3		114.3
Variable annual advisory amount fair value	376.4		439.7		439.7
Fixed annual advisory amount fair value, equity component	188.2		188.2		188.2
Fixed annual advisory amount fair value, liability component	$ 188.2		251.5		$ 251.5
Variable annual advisory paid in cash					50.00%
Variable annual advisory paid in shares					50.00%
Amount of transaction					$ 134.7
Affiliated Entity | Founder Advisory Agreement | EverArc Founder Entity | Maximum
Related Party Transaction [Line Items]
Payout period					10 years
Affiliated Entity | Founder Advisory Agreement | EverArc Founder Entity | Minimum
Related Party Transaction [Line Items]
Payout period					6 years
Affiliated Entity | Sale Of Raw Materials | Sellers
Related Party Transaction [Line Items]
Revenue from related party			3.3	$ 11.7		$ 6.4	$ 6.7
Affiliated Entity | Lease Arrangements For Real Property | Ironman
Related Party Transaction [Line Items]
Related party transaction expense			$ 0.1	$ 0.3		$ 0.4	$ 0.3
Management
Related Party Transaction [Line Items]
Sale of stock, number of shares issued (in shares) | shares	1,104,810
Sale of stock, price per share (in usd per share) | $ / shares	$ 10.00
Director
Related Party Transaction [Line Items]
Sale of stock, number of shares issued (in shares) | shares	200,000
Sale of stock, price per share (in usd per share) | $ / shares	$ 10.00
Officer
Related Party Transaction [Line Items]
Restrictive covenant period	3 years